Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 10	$ 43
Interest bearing time deposits with banks		249
Investment securities available for sale	142,903	126,046
Restricted investment in Federal Home Loan Bank (FHLB) stock	2,726	1,967
Non-interest bearing deposits	77,697	74,611
Interest bearing deposits	303,187	305,034
Long-term Debt	22,500
Other Interest Bearing Liabilites	1,412	1,356
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	6,757	8,570
Interest bearing deposits with banks	10	43
Interest bearing time deposits with banks		249
Investment securities available for sale	142,903	126,046
Restricted investment in Federal Home Loan Bank (FHLB) stock	2,726	1,967
Total loans, net of allowance for loan losses	292,521	275,511
Mortgage servicing rights	193	167
Accrued interest receivable	1,491	1,529
Non-interest bearing deposits	77,697	74,611
Interest bearing deposits	303,187	305,034
Securities sold under agreements to repurchase	4,594	5,397
Short-term borrowings	15,950	8,400
Long-term Debt	22,500
Other Interest Bearing Liabilites	1,412	1,356
Accrued interest payable	301	287
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	6,757	8,570
Interest bearing deposits with banks	10	43
Interest bearing time deposits with banks		250
Investment securities available for sale	142,903	126,046
Restricted investment in Federal Home Loan Bank (FHLB) stock	2,726	1,967
Total loans, net of allowance for loan losses	294,083	282,226
Mortgage servicing rights	193	167
Accrued interest receivable	1,491	1,529
Non-interest bearing deposits	77,697	74,611
Interest bearing deposits	305,635	308,414
Securities sold under agreements to repurchase	4,594	5,397
Short-term borrowings	15,950	8,400
Long-term Debt	22,464
Other Interest Bearing Liabilites	1,416	1,358
Accrued interest payable	$ 301	$ 287